Repurchase Agreements (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement, Total	$ 5,691
US Government Corporations and Agencies Securities [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement, Total	1,622
U S States and Political Subdivisions [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement, Total	4,069
Maturity Overnight [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement, Total	5,691
Maturity Overnight [Member] | US Government Corporations and Agencies Securities [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement, Total	1,622
Maturity Overnight [Member] | U S States and Political Subdivisions [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement, Total	4,069
Maturity Less than 30 Days [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement, Total	0
Maturity Less than 30 Days [Member] | US Government Corporations and Agencies Securities [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement, Total	0
Maturity Less than 30 Days [Member] | U S States and Political Subdivisions [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement, Total	0
Maturity 30 to 90 Days [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement, Total	0
Maturity 30 to 90 Days [Member] | US Government Corporations and Agencies Securities [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement, Total	0
Maturity 30 to 90 Days [Member] | U S States and Political Subdivisions [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement, Total	0
Maturity Greater than 90 Days [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement, Total	0
Maturity Greater than 90 Days [Member] | US Government Corporations and Agencies Securities [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement, Total	0
Maturity Greater than 90 Days [Member] | U S States and Political Subdivisions [Member]
Secured Borrowings, Gross Including Not Subject to Master Netting Arrangement, Total	$ 0